REPORT AS OF THE END OF SEMIANNUAL PERIOD: 06/30/98 (A)
IS THIS A TRANSITION REPORT?  N
IS THIS AN AMENDMENT TO A PREVIOUS FILING?  Y
1. A)  REGISTRANT NAME:  TIAA SEPARATE ACCOUNT VA-1
   B)  FILE NUMBER:      811-8520
   C)  TELEPHONE NUMBER: 2129164905
2. A)  STREET: 730 THIRD AVENUE
   B)  CITY:   NEW YORK      C) STATE: NY D) ZIP CODE: 10017 ZIP EXT.:3206
3. Is this the first filing on this form by Registrant?  N
4. Is this the last filing by the registrant?  N
5. Is Registrant a small business investment company (SBIC)?  N
6. Is Registrant a unit investment trust (UIT)? N
7. A) Is Registrant a series or multiple portfolio company?  Y
   B) How many separate series or portfolios did Registrant have at the end of the period?  1
   C) Series                                           Is this the
      Number       Series Name                         last filing?
        1          STOCK INDEX ACCOUNT                      N

DOCUMENT EX-27:

[ARTICLE] 6
[LEGEND]
THIS SCHEDULE CONTAINS SUMMARY FINANCIAL INFORMATION EXTRACTED FROM THE SEMI-ANNUAL REPORT AND IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO SUCH FINANCIAL STATEMENTS. ALL AMOUNTS ARE IN THOUSANDS, EXCEPT PER SHARE AMOUNTS. [/LEGEND]
[CIK] 0000923524
[NAME] TIAA SEPARATE ACCOUNT VA-1
[MULTIPLIER] 1,000

[PERIOD-TYPE]                   6-MOS
[FISCAL-YEAR-END]                          DEC-31-1998
[PERIOD-START]                             JAN-01-1998
[PERIOD-END]                               JUN-30-1998
[INVESTMENTS-AT-COST]                          469,561
[INVESTMENTS-AT-VALUE]                         693,567
[RECEIVABLES]                                    7,510
[ASSETS-OTHER]                                       0
[OTHER-ITEMS-ASSETS]                                61
[TOTAL-ASSETS]                                 701,138
[PAYABLE-FOR-SECURITIES]                         1,931
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                            0
[TOTAL-LIABILITIES]                              1,931
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                             0
[SHARES-COMMON-STOCK]                           11,081
[SHARES-COMMON-PRIOR]                            9,901
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                              0
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                             0
[NET-ASSETS]                                   699,207
[DIVIDEND-INCOME]                                4,530
[INTEREST-INCOME]                                   67
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                  (1,148)
[NET-INVESTMENT-INCOME]                          3,449
[REALIZED-GAINS-CURRENT]                         1,654
[APPREC-INCREASE-CURRENT]                       79,135
[NET-CHANGE-FROM-OPS]                           84,238
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                            0
[DISTRIBUTIONS-OF-GAINS]                             0
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                          1,279
[NUMBER-OF-SHARES-REDEEMED]                        (99)
[SHARES-REINVESTED]                                  0
[NET-CHANGE-IN-ASSETS]                         155,476
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                            0
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                              931
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                  1,861
[AVERAGE-NET-ASSETS]                           625,911
[PER-SHARE-NAV-BEGIN]                           54.917
[PER-SHARE-NII]                                   .330
[PER-SHARE-GAIN-APPREC]                          7.855
[PER-SHARE-DIVIDEND]                                 0
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                             63.102
[EXPENSE-RATIO]                                   .180
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0



SIGNATURE   ANTHONY V. BETRO
TITLE       Administrative Director, Finance and Planning